Income Tax (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Income Tax
Period of statute of limitation years if the underpayment of taxes is due to computational errors	3 years	3 years
Period of statute of limitation extended under special circumstances	5 years	5 years
Minimum amount of underpayment of tax liability considered for special circumstances	$ 16,343	100,000
Period of statute of limitation in case of transfer pricing related adjustment	10 years	10 years
Deferred tax assets:
Accrued salary expenses	28,416,464		24,396,931
Bad debt provision	11,378,650		19,233,885
Net operating loss carry forwards	37,530,099		23,846,831
Advertising expenses temporarily non-deductible	21,707,365		19,970,491
Other	463,286		71,177
Gross deferred tax assets	99,495,864		87,519,315
Valuation allowance	(13,336,847)		(11,237,880)	(7,324,717)
Total deferred tax assets	86,159,017		76,281,435
Analysis as:
Current	64,804,392		66,331,906
Non-current	21,354,625		9,949,529
Deferred tax liabilities:
Amortization of intangible and other assets	28,203,218		29,900,565
Total deferred tax liabilities	28,203,218		29,900,565
Analysis as:
Non-current	28,203,218		29,900,565
Movement of the valuation allowance
Balance at the beginning of the period	11,237,880		7,324,717	689,076
Additions	2,646,753		3,631,241	6,625,864
Write off	(302,750)
Changes due to foreign exchange	(245,036)		281,922	9,777
Balance at the end of the period	$ 13,336,847		$ 11,237,880	$ 7,324,717